Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended	55 Months Ended	67 Months Ended
	Dec. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Alpha Fiduciary Quantitative Strategy Fund
Account Value [Line Items]
Line Graph and Table Measure Name							Alpha Fiduciary Quantitative Strategy Fund
Accumulated Value	$ 10,000	$ 6,330	$ 9,800	$ 9,150	$ 8,930	$ 9,680	$ 8,860
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
Accumulated Value	$ 10,000	$ 10,238	$ 13,970	$ 13,322	$ 15,056	$ 18,390	$ 21,394